JUDGEMENTS AND CRITICAL ACCOUNTING ESTIMATES IN APPLYING ACCOUNTING POLICIES (Details Textual) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure Of Accounting Judgements And Estimates Explanatory [Line Items]
Impairment loss on financial assets	$ 142	$ 0.0	[1]	$ 70,411	$ 6,223
Description of historical information about counterparty default rates	In the specific case of loan default, the assigned PD is 100%.	In the specific case of loan default, the assigned PD is 100%.
Description on effect of reclassification of held to maturity investments	If the entire class of held-to-maturity investments is reclassified, the carrying amount in 2017 would increase by Ps. 29,890 (2016 decrease by Ps. 12,153) with a corresponding entry in other comprehensive income.	If the entire class of held-to-maturity investments is reclassified, the carrying amount in 2017 would increase by Ps. 29,890 (2016 decrease by Ps. 12,153) with a corresponding entry in other comprehensive income.
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Accounting Judgements And Estimates Explanatory [Line Items]
Impairment loss on financial assets	$ 124,356			$ 471,619	$ 892,405

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.